UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Paul, Hastings, Janofsky & Walker, LLP
515 South Flower Street
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2009

Date of reporting period:  December 31, 2008

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2008 (Unaudited)
Brandes Institutional Global Equity Fund

	Shares	Value
COMMON STOCKS - 98.45%
Automobiles - 2.58%
DaimlerChrysler AG (b)	5,300	$199,671
Ford Motor Co. (a)	50,000	114,500
Honda Motor Co. Ltd. (b)	8,700	185,298
Toyota Motor Corp. (b)	5,000	165,292
		664,761
Building Products - 0.34%
Masco Corp.	8,000	89,040
Chemicals - 2.74%
Akzo Nobel N.V. (b)	8,200	338,232
Dow Chemical Co.	24,500	369,705
		707,937
Commercial Banks - 9.79%
BB&T Corp.	5,100	140,046
Fifth Third Bancorp	19,700	162,722
HSBC Holdings Plc (b)	11,630	113,825
Intesa Sanpaolo SpA (b)	50,000	181,634
KeyCorp	23,500	200,220
Mitsubishi UFJ Financial Group, Inc. (b)	77,300	485,842
Mizuho Financial Group, Inc. (b)	82	233,110
National City Corp.	25,000	45,250
Regions Financial Corp.	11,930	94,963
Royal Bank of Scotland Group Plc (b)	68,700	50,572
Sumitomo Mitsui Financial Group, Inc. (b)	77	319,382
SunTrust Banks, Inc.	5,400	159,516
Wachovia Corp.	19,000	105,260
Wells Fargo & Co.	7,866	231,890
		2,524,232
Communications Equipment - 6.28%
Alcatel-Lucent S.A. (a)(b)	118,100	255,640
Cisco Systems, Inc. (a)	15,250	248,575
Ericsson (L.M.) Telephone (b)	49,700	387,455
Motorola, Inc.	70,000	310,100
Nokia OYJ (b)	26,600	417,417
		1,619,187
Computers & Peripherals - 1.91%
Dell, Inc. (a)	42,260	432,742
Sun Microsystems, Inc. (a)	15,490	59,172
		491,914
Consumer Finance - 0.68%
SLM Corp. (a)	19,600	174,440
Diversified Financial Services - 2.75%
Bank of America Corp.	20,500	288,640
CIT Group, Inc.	21,600	98,064
Citigroup, Inc.	47,900	321,409
		708,113

Diversified Telecommunication Services - 19.22%
AT&T, Inc.	25,300	721,050
Deutsche Telekom AG (b)	40,300	608,174
France Telecom S.A. (b)	13,500	376,281
Nippon Telegraph & Telephone Corp. (b)	114	588,549
Portugal Telecom SGPS, S.A. (b)	26,600	227,638
Telecom Italia SpA (b)	656,300	1,079,726
Telefonica S.A. (b)	16,300	367,918
Telefonos de Mexico S.A. - Class L - ADR	10,900	228,246
Verizon Communications, Inc.	22,400	759,360
		4,956,942
Electronic Equipment, Instruments & Components - 2.02%
Fuji Film Holdings Corp. (b)	14,000	312,537
Hitachi Ltd. (b)	30,000	116,428
Tyco Electronics Ltd.	5,600	90,776
		519,741
Food & Staples Retailing - 7.16%
Carrefour S.A. (b)	8,500	328,562
J Sainsbury Plc (b)	46,300	220,945
Koninklijke Ahold N.V. (b)	21,700	267,407
Safeway, Inc.	16,800	399,336
Seven & I Holdings Co. Ltd. (b)	6,400	219,978
Supervalu, Inc.	13,300	194,180
Wm. Morrison Supermarkets Plc (b)	53,300	216,044
		1,846,452
Food Products - 2.59%
Sara Lee Corp.	29,300	286,847
Unilever N.V. (b)	15,700	380,536
		667,383
Health Care Equipment & Supplies - 1.22%
Boston Scientific Corp. (a)	40,700	315,018
Household Durables - 1.24%
Sony Corp. (b)	14,600	319,330
Industrial Conglomerates - 0.95%
General Electric Co.	15,180	245,916
Insurance - 3.93%
Aegon N.V. (b)	44,500	280,912
Mitsui Sumitomo Insurance Group Ltd. (b)	11,400	362,533
Sompo Japan Insurance, Inc. (b)	22,000	162,903
Tokio Marine Holdings, Inc. (b)	7,000	207,406
		1,013,754
Internet Software & Services - 0.93%
eBay, Inc. (a)	17,100	238,716
Leisure Equipment & Products - 0.44%
Eastman Kodak Co.	17,400	114,492
Media - 0.54%
Gannett Co, Inc.	17,500	140,000
Multiline Retail - 0.55%
Marks & Spencer Group Plc (b)	45,300	141,995
Office Electronics - 2.53%
Canon, Inc. (b)	10,900	345,362
Xerox Corp.	38,600	307,642
		653,004
Oil, Gas & Consumable Fuels - 0.47%
Valero Energy Corp.	5,600	121,184

Pharmaceuticals - 18.82%
Astellas Pharma, Inc. (b)		4,400	180,102
AstraZeneca Plc (b)		10,000	409,104
Bristol-Myers Squibb Co.		24,800	576,600
Daiichi Sankyo Co. Ltd. (b)		8,000	189,187
GlaxoSmithKline Plc (b)		20,400	379,394
Merck & Co., Inc.		6,010	182,704
Pfizer, Inc.		36,800	651,728
Sanofi-Aventis S.A. (b)		10,600	678,009
Schering Plough Corporation		36,200	616,486
Takeda Pharmaceutical Co. Ltd. (b)		7,200	375,281
Wyeth		16,400	615,164
			4,853,759
Semiconductors & Semiconductor Equipment - 4.97%
Intel Corp.		36,500	535,090
Micron Technology, Inc. (a)		29,700	78,408
STMicroelectronics N.V. (b)		26,300	176,384
Texas Instruments, Inc.		25,500	395,760
Tokyo Electron Ltd. (b)		2,700	95,050
			1,280,692
Software - 1.84%
Microsoft Corp.		24,400	474,336
Specialty Retail - 1.96%
The Home Depot, Inc.		22,000	506,440
TOTAL COMMON STOCKS (Cost $27,497,205)			$25,388,778

		Principal
		Amount	Value
SHORT-TERM INVESTMENTS - 0.40%
Repurchase Agreements - 0.40%
State Street Bank & Trust Repurchase Agreement, (Dated 12/31/2008),
due 01/02/2009, 0.01%, [Collateralized by $105,000 United States Treasury Bill,
02/05/2009, (Market Value $104,997)] (proceeds $104,852)		$ 104,852	$104,852
TOTAL SHORT-TERM INVESTMENTS (Cost $104,852)			$104,852
Total Investments (Cost $27,602,057) - 98.85%			$25,493,630
Other Assets in Excess of Liabilities - 1.15%			295,548
TOTAL NET ASSETS - 100.00%			$25,789,178

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing.
(b)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $12,947,045 or 50.20% of the Fund's net assets.

The accompanying notes are an integral part of these Schedules of Investments.

Schedule of Investments
December 31, 2008 (Unaudited)
Brandes Institutional International Equity Fund

	Shares	Value
COMMON STOCKS - 97.29%
Bermuda - 1.50%
Tyco Electronics Ltd.	490,372	$7,948,930
XL Capital Ltd.	319,510	1,182,187
		9,131,117
Brazil - 1.51%
Brasil Telecom Participacoes S.A. - ADR	19,439	750,929
Centrais Electricas Brasileiras S.A. - ADR	534,830	5,974,051
Contax Participacoes S.A. - ADR (a)	115,700	102,452
Tele Norte Leste Participacoes S.A. - ADR	115,700	1,610,544
Telemig Celular Participacoes S.A. - ADR (b)	3,524	105,685
TIM Participacoes S.A. - ADR	22,284	278,327
Vivo Participacoes S.A. - ADR	30,157	378,169
		9,200,157
Canada - 0.03%
Nortel Networks Corp. (a)	687,230	178,680
Finland - 0.51%
Nokia OYJ (d)	197,582	3,100,530
France - 11.02%
Alcatel-Lucent S.A. (a)(d)	3,031,400	6,561,788
Carrefour S.A. (d)	235,876	9,117,642
Credit Agricole S.A. (d)	321,100	3,606,645
Credit Agricole S.A. (c)(d)	107,032	1,202,196
France Telecom S.A. (d)	575,330	16,035,983
Natixis (d)	620,800	1,101,248
Natixis (c)(d)	968,448	1,717,948
Renault S.A. (d)	119,300	3,113,257
Sanofi-Aventis S.A. (b)(d)	385,935	24,685,608
		67,142,315
Germany - 6.44%
BASF SE (d)	81,100	3,129,439
Bayerische Motoren Werke AG (d)	101,659	3,173,459
Deutsche Post AG (d)	391,800	6,568,339
Deutsche Telekom AG (d)	1,631,700	24,624,249
Hypo Real Estate Holding AG (b)(d)	74,575	324,090
Infineon Technologies AG (a)(d)	944,900	1,259,809
Infineon Technologies AG (a)(c)(d)	143,800	191,724
		39,271,109
Italy - 5.40%
Intesa Sanpaolo SpA (d)	2,642,950	9,601,006
Telecom Italia Savings Shares SpA (d)	9,083,350	10,341,938
Telecom Italia SpA (d)	5,396,374	8,877,957
Unicredito Italiano SpA (d)	520,200	1,322,621
Unipol Gruppo Finanziario SpA (d)	2,506,800	2,763,501
		32,907,023
Japan - 32.81%
The 77 Bank, Ltd. (d)	246,000	1,339,012
Aiful Corp. (b)(d)	537,500	1,547,111
Akita Bank Ltd. (d)	327,000	1,409,439
Astellas Pharma, Inc. (d)	125,500	5,137,004
Canon, Inc. (d)	118,000	3,738,780
Dai Nippon Printing Co. Ltd. (d)	426,000	4,709,260

Daiichi Sankyo Co. Ltd. (d)	227,602	5,382,415
Fuji Film Holdings Corp. (d)	373,600	8,340,287
Hitachi Ltd. (d)	1,217,800	4,726,184
Mitsubishi UFJ Financial Group, Inc. (d)	2,471,000	15,530,603
Mitsui Sumitomo Insurance Group Ltd. (d)	528,899	16,819,609
Mitsui Trust Holdings, Inc. (d)	1,040,000	5,113,379
Mizuho Financial Group, Inc. (d)	4,530	12,877,893
NEC Corp. (d)	1,668,000	5,643,108
Nippon Telegraph & Telephone Corp. (d)	3,494	18,038,522
Nissan Motor Co., Ltd. (d)	404,100	1,453,803
Ono Pharmaceutical Co. Ltd. (d)	161,600	8,413,579
Rohm Co. Ltd. (d)	171,400	8,653,447
San-In Godo Bank, Ltd. (d)	116,000	940,652
Seven & I Holdings Co. Ltd. (d)	232,400	7,987,958
Sompo Japan Insurance, Inc. (d)	421,000	3,117,372
Sony Corp. (d)	311,800	6,819,662
Sumitomo Mitsui Financial Group, Inc. (b)(d)	2,914	12,086,751
Taisho Pharmaceutical Co. Ltd. (d)	408,000	8,691,271
Takeda Pharmaceutical Co. Ltd. (d)	123,800	6,452,742
Takefuji Corp. (b)(d)	385,870	3,165,855
TDK Corp. (b)(d)	147,400	5,445,935
Tokio Marine Holdings, Inc. (d)	327,600	9,706,602
Toyota Motor Corp. (d)	112,000	3,702,532
Yamaguchi Financial Group, Inc. (d)	260,300	2,927,433
		199,918,200
Mexico - 2.11%
Telefonos de Mexico S.A. - Class L - ADR	397,680	8,327,419
Telmex Internacional S.A. - Class L - ADR	397,680	4,517,645
		12,845,064
Netherlands - 9.45%
Aegon N.V. (d)	1,455,462	9,187,779
Akzo Nobel N.V. (d)	155,700	6,422,277
Koninklijke Ahold N.V. (d)	1,105,652	13,624,835
SNS Reaal (c)(d)	176,335	969,208
STMicroelectronics N.V. (d)	1,236,900	8,295,447
Unilever N.V. (d)	526,704	12,766,228
Wolters Kluwer N.V. (d)	331,791	6,290,930
		57,556,704
New Zealand - 0.33%
Telecom Corp. of New Zealand Ltd. (d)	1,514,361	2,035,343
Portugal - 1.89%
Portugal Telecom SGPS, S.A. (b)(d)	1,347,517	11,531,818
South Korea - 3.37%
Korea Electric Power Corp. - ADR (a)	553,200	6,422,652
KT Corp.- ADR (a)	350,100	5,135,967
SK Telecom Co., Ltd. - ADR (a)	495,300	9,004,554
		20,563,173
Spain - 1.12%
Telefonica S.A. (d)	301,801	6,812,150
Switzerland - 3.91%
Swiss Reinsurance (d)	218,200	10,684,297
Swisscom AG (d)	40,600	13,170,023
		23,854,320
United Kingdom - 15.89%
AstraZeneca Plc (d)	504,855	20,653,840
Barclays Plc (d)	2,148,921	4,884,260
British Sky Broadcasting Group Plc (d)	802,600	5,667,904
GlaxoSmithKline Plc (d)	1,044,720	19,429,444

HSBC Holdings Plc (d)		812,708	7,954,132
ITV Plc (d)		8,228,300	4,747,578
J Sainsbury Plc (d)		1,642,500	7,838,047
Kingfisher Plc (d)		3,294,300	6,489,529
Marks & Spencer Group Plc (d)		1,844,419	5,781,406
Royal Bank of Scotland Group Plc (d)		2,770,949	2,039,773
Royal Bank of Scotland Group Plc (c)(d)		60,770	44,734
Wm. Morrison Supermarkets Plc (d)		2,787,211	11,297,540
			96,828,187
TOTAL COMMON STOCKS (Cost $894,297,559)			$592,875,890

		Principal
		Amount	Value
SHORT-TERM INVESTMENTS - 0.15%
Repurchase Agreement - 0.15%
State Street Bank & Trust Repurchase Agreement, (Dated 12/31/2008),
due 01/02/2009, 0.01%, [Collateralized by $940,000 United States Treasury Bill,
02/05/2009, (Market Value $939,975)] (proceeds $938,777)		$ 938,777	$938,777
TOTAL SHORT-TERM INVESTMENTS (Cost $938,776)			$938,777

		Shares	Value
INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 3.07%
Investment Companies - 3.07%
State Street Navigator Securities Lending Prime Portfolio		18,710,646	$18,710,646
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost $18,710,646)			$18,710,646

Total Investments (Cost $913,946,981) - 100.51%			$612,525,313
Liabilities in Excess of Other Assets - (0.51)%			(3,107,980)
TOTAL NET ASSETS - 100.00%			$609,417,333

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a) Non Income Producing.
(b)	This security or a portion of this security is out on loan at December 31, 2008. Total loaned securities had a market value of $17,675,688 at December 31, 2008.
(c)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act or pursuant to another exemption from registration.) The market values of these securities total $4,125,810, which represents 0.68% of total net assets.

(d)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $540,957,699 or 88.77% of the Fund's net assets.

The accompanying notes are an integral part of these Schedules of Investments.

Schedule of Investments by Industry
December 31, 2008 (Unaudited)
Brandes Institutional International Equity Fund

Air Freight & Logistics	1.08%
Automobiles	1.88%
Chemicals	1.57%
Commercial Banks	14.12%
Commercial Services & Supplies	0.79%
Communications Equipment	1.61%
Computers & Peripherals	0.93%
Consumer Finance	0.77%
Diversified Financial Services	0.16%
Diversified Telecommunication Services	21.63%
Electric Utilities	2.03%
Electronic Equipment, Instruments & Components	4.34%
Food & Staples Retailing	8.18%
Food Products	2.10%
Household Durables	1.12%
Insurance	8.77%
Media	2.74%
Multiline Retail	0.95%
Office Electronics	0.61%
Pharmaceuticals	16.22%
Semiconductors & Semiconductor Equipment	3.02%
Specialty Retail	1.07%
Wireless Telecommunication Services	1.60%
COMMON STOCKS	97.29%
SHORT-TTERM INVESTMENTS (1)	3.22%
TOTAL INVESTMENTS	100.51%
Liabilities in Excess of Other Assets	-0.51%
TOTAL NET ASSETS	100.00%

(1) Includes investments purchased with cash proceeds from securities on loan.

The accompanying notes are an integral part of these Schedules of Investments.

Schedule of Investments
December 31, 2008 (Unaudited)
Brandes Institutional Core Plus Fixed Income Fund

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 30.70%
Federal Home Loan Mortgage - 20.44%
Federal Home Loan Mortgage Corp.
Pool #071210, 4.125%, 07/12/2010	$750,000	$779,649
Pool #A6-2161, 6.000%, 06/01/2037	324,999	335,151
Pool #A8-2394, 6.000%, 10/01/2038	227,153	234,225
Pool #A8-2297, 6.500%, 10/01/2038	354,330	368,393
Total Federal Home Loan Mortgage		1,717,418

Federal National Mortgage Association - 10.26%
Federal National Mortgage Association
Pool #988107, 5.000%, 08/01/2023	270,622	278,184
Pool #AA1069, 5.000%, 12/01/2023	320,000	328,943
Pool #969757, 5.500%, 02/01/2038	248,561	255,057
Total Federal National Mortgage Association		862,184

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $2,548,350)		$2,579,602

OTHER MORTGAGE RELATED SECURITIES - 5.52%
Commercial Mortgages - 4.23%
Banc of America Alternative Loan Trust
Series 2007-2, 5.750%, 06/25/2037	51,629	$32,102
Banc of America Funding Corp.
Series 2006-H, 6.084%, 09/20/2046	55,102	30,037
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 5.342%, 03/20/2036	39,544	20,097
First Horizon Alternative Mortgage Securities
Series 6.00000, 6.000%, 01/25/2035	46,912	31,871
Indymac Index Mortgage Loan Trust
Series 2007-AR7, 5.807%, 06/25/2037	65,594	28,116
JP Morgan Chase Commercial Mortgage Securities
Series 2006-CIBC17, 5.429%, 12/12/2043	70,000	53,131
WaMu Mortgage Pass Through Certificates
Series 2007-HY2, 6.613%, 11/25/2036	50,112	28,520
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	85,220	62,850
Series 2007-PA5, 6.250%, 11/25/2037	94,033	48,750
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 6.131%, 10/25/2036	25,606	20,285
Total Commercial Mortgages		355,759

Sub-Prime Mortgages - 1.29%
Countrywide Asset-Backed Certificates
Series 2004-10, 1.521%, 12/25/2034	55,206	41,293
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.641%, 04/25/2036	100,000	66,741
Park Place Securities, Inc.
Series 2004-WWF1, 3.871%, 12/25/2034	11,166	303
Total Sub-Prime Mortgages		108,337

TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $681,013)		$464,096

US GOVERNMENTS - 31.42%
Soverign - 31.42%
United States Treasury Bonds
6.875%, 08/15/2025	185,000	$281,287
United States Treasury Notes
4.000%, 03/15/2010	1,070,000	1,118,317
4.250%, 08/15/2014	265,000	304,584
4.500%, 02/15/2016	795,000	935,865
Total Soverign		2,640,053

TOTAL US GOVERNMENTS (Cost $2,480,172)		$2,640,053

	Shares	Value
PREFERRED STOCKS - 0.05%
Diversified Financial Services - 0.05%
Preferred Blocker, Inc.,
9.000% until 01/17/2009, 7.000% thereafter (a)(c)(d)	16	$4,000
TOTAL PREFERRED STOCKS (Cost $0)		$4,000

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.60%
Equipment - 0.60%
Airplanes Pass Through Trust
Series A-8, 1.798%, 03/15/2019	$31,344	$23,508
Series A-9, 1.970%, 03/15/2019	100,000	22,000
DVI Receivables Corp.
Series 03-1A3, 2.009%, 03/12/2011 (d)	23,583	4,717
Total Equipment		50,225

TOTAL ASSET BACKED SECURITIES (Cost $106,885)		$50,225

CORPORATE BONDS - 24.12%
Advertising - 0.29%
Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	55,000	$24,475
Automobile Parts & Equipment - 0.55%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	65,000	21,450
Lear Corp.
5.750%, 08/01/2014	40,000	14,800
Visteon Corp.
7.000%, 03/10/2014	65,000	9,750
Total Automobile Parts & Equipment		46,000

Banks & Thrifts - 1.77%
Banco Santander Chile New
7.375%, 07/18/2012	23,700	24,272
Fleet Boston Corp.
7.375%, 12/01/2009	9,500	9,685
HSBC Captial Funding LP
9.547%, 06/30/2010	50,000	39,605
National City Corp.
4.900%, 01/15/2015	90,000	74,995
Total Banks & Thrifts		148,557

Building Materials - 0.58%
Masco Corp.
0.061%, 10/03/2016	35,000	24,022
USG Corp.
6.300%, 11/15/2016	40,000	24,500
Total Building Materials		48,522

Commercial Services - 0.05%
Quebecor World Capatial Corp.
6.125%, 11/15/2013 (b)	140,000	3,850
Computers - 0.20%
Unisys Corp.
12.500%, 01/15/2016	60,000	16,800
Diversified Financial Services - 7.98%
CIT Group, Inc.
6.100%, 03/15/2067	105,000	32,423
Citigroup, Inc.
6.875%, 03/05/2038	85,000	96,720
Countrywide Financial Corp.
5.800%, 06/07/2012	115,000	112,085
Fifth Third Bancorp
8.250%, 03/01/2038	50,000	41,309
Ford Motor Credit Co.
7.250%, 10/25/2011	95,000	69,398
GMAC LLC
6.880%, 09/15/2011 (c)(d)	75,000	61,445
7.500%, 12/31/2013 (c)(d)	15,000	10,650
8.000%, 12/31/2018 (c)(d)	18,000	8,820
International Lease Finance Corp.
6.625%, 11/15/2013	40,000	26,952
JP Morgan Chase & Co.
7.900%, 10/30/2049	100,000	83,183
Keycorp
6.500%, 05/14/2013	45,000	41,485
Regions Financing Trust II
6.625%, 05/01/2077	40,000	21,775
SLM Corp.
5.000%, 10/01/2013	90,000	64,397
Total Diversified Financial Services		670,642

Electric Utilities - 1.49%
Commonwealth Edison Co.
5.900%, 03/15/2036	75,000	62,372
Nisource Finance Corp.
5.250%, 09/15/2017	50,000	30,309
Oncor Electric Delivery Co.
6.375%, 01/15/2015	30,000	28,736
Public Service Co. of New Mexico
7.950%, 05/15/2018	5,000	4,068
Total Electric Utilities		125,485

Electronics - 0.63%
Celestica, Inc.
7.625%, 07/01/2013	65,000	53,300
Food - 1.28%
Tyson Foods, Inc.
7.850%, 04/01/2016	145,000	107,300

Health Care Services - 1.49%
Tenet Healthcare Corp.
9.875%, 07/01/2014	155,000	124,775
Homebuilders - 1.78%
K Hovnanian Enterprises, Inc.
7.500%, 05/15/2016	50,000	12,500
Pulte Homes, Inc.
5.200%, 02/15/2015	90,000	61,200
Toll Brothers Finance Corp.
5.150%, 05/15/2015	105,000	75,436
Total Homebuilders		149,136

Insurance - 0.28%
Zurich Reinsurance Centre Holdings, Inc.
7.125%, 10/15/2023	29,000	23,894
Leisure Time - 0.44%
Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	65,000	37,050
Media - 2.37%
Comcast Corp.
5.850%, 11/15/2015	40,000	37,836
Historic TW, Inc.
9.125%, 01/15/2013	40,000	39,640
Knight-Ridder, Inc.
5.750%, 09/01/2017	100,000	16,000
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	15,000	12,630
Viacom, Inc.
6.250%, 04/30/2016	65,000	53,878
6.875%, 04/30/2036	50,000	39,514
Total Media		199,498

Paper & Forest Products - 0.70%
Abitibi-Consolidated Co. of Canada
6.000%, 06/20/2013	80,000	6,400
Catalyst Paper Corp.
8.625%, 06/15/2011	120,000	52,800
Total Paper & Forest Products		59,200

Pharmaceuticals - 0.79%
Wyeth
5.500%, 02/01/2014	65,000	66,026
Semiconductors - 0.00%
MagnaChip Semiconductor S.A.
8.000%, 12/15/2014 (b)	14,500	73
Telecommuincations - 1.13%
Sprint Nextel Corp.
6.000%, 12/01/2016	135,000	95,175
Transportation - 0.32%
Continental Airlines
Series 2007-1, 5.983%, 04/19/2022	40,000	26,800
TOTAL CORPORATE BONDS (Cost $2,786,031)		$2,026,558

SHORT TERM INVESTMENTS - 5.24%
Discount Notes - 2.38%
Federal Home Loan Bank Discount Notes
0.04%, 03/12/2009	200,000	$199,984

Repurchase Agreements - 2.86%
State Street Bank & Trust Repurchase Agreement, (Dated 12/31/2008),
due 01/02/2009, 0.01%, [Collateralized by $245,000 United States Treasury Bill,
02/05/2009, (Market Value $244,993)] (proceeds $240,031)	240,031	240,031
TOTAL SHORT TERM INVESTMENTS (Cost $440,015)		$440,015

Total Investments (Cost $9,042,466) - 97.65%		$8,204,549
Other Assets in Excess of Liabilities - 2.35%		197,124
TOTAL NET ASSETS - 100.00%		$8,401,673

Percentages are stated as a percent of net assets.

(a) Non Income Producing.
(b) In default.
(c)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act or pursuant to another exemption from registration.)  The market values of these securities total  $84,915, which represents 1.01% of total net assets.

(d)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees.  These securities represent $89,632 or 1.07% of the Fund's net assets.

The accompanying notes are an integral part of these Schedules of Investments.

Schedule of Investments
December 31, 2008 (Unaudited)
Brandes Institutional Enhanced Income Fund

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 15.77%
Federal Home Loan Mortgage - 8.81%
Federal Home Loan Mortgage Corp.
Pool #A8-2394, 6.000%, 10/01/2038	$271,595	$280,052
Pool #A8-2297, 6.500%, 10/01/2038	224,575	233,488
Total Federal Home Loan Mortgage		513,540

Federal National Mortgage Association - 6.96%
Federal National Mortgage Association
Pool #988107, 5.000%, 08/01/2023	319,826	328,763
Pool #969757, 5.500%, 02/01/2038	74,569	76,518
Total Federal National Mortgage Association		405,281

TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $904,524)		$918,821

OTHER MORTGAGE RELATED SECURITIES - 7.28%
Commercial Mortgages - 6.51%
Banc of America Alternative Loan Trust
Series 2007-2, 5.750%, 06/25/2037	51,629	$32,102
Banc of America Funding Corp.
Series 2006-H, 6.084%, 09/20/2046	61,225	33,374
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 5.342%, 03/20/2036	42,585	21,643
First Horizon Alternative Mortgage Securities
Series 6.00000, 6.000%, 01/25/2035	49,044	33,320
Indymac Index Mortgage Loan Trust
Series 2007-AR7, 5.807%, 06/25/2037	74,338	31,865
JP Morgan Chase Commercial Mortgage Securities
Series 2006-CIBC17, 5.429%, 12/12/2043	100,000	75,901
WaMu Mortgage Pass Through Certificates
Series 2007-HY2, 6.613%, 11/25/2036	55,680	31,689
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	89,278	65,843
Series 2007-PA5, 6.250%, 11/25/2037	103,436	53,625
Total Commercial Mortgages		379,362

Sub-Prime Mortgages - 0.77%
Countrywide Asset-Backed Certificates
Series 2004-10, 1.521%, 12/25/2034	59,807	44,734
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $618,606)		$424,096

US GOVERNMENTS - 4.35%
Soverign - 4.35%
United States Treasury Bonds
6.875%, 08/15/2025	20,000	$30,410
United States Treasury Notes
4.000%, 03/15/2010	25,000	26,129
4.250%, 08/15/2014	110,000	126,431
4.500%, 02/15/2016	60,000	70,631
Total Soverign		253,601

TOTAL US GOVERNMENTS (Cost $230,447)		$253,601

	Shares	Value
COMMON STOCKS - 26.40%
Chemicals - 0.63%
Dow Chemical Co.	2,440	$36,820
Commercial Banks - 3.50%
Barclays Plc - ADR	1,630	15,974
Barclays Plc (d)	2,228	5,064
HSBC Holdings Plc (d)	5,099	49,905
Mitsubishi UFJ Financial Group, Inc. (d)	9,400	59,081
Mizuho Financial Group, Inc. (d)	20	56,856
Royal Bank of Scotland Group Plc (d)	23,374	17,206
Total Commercial Banks		204,086

Communications Equipment - 2.69%
Alcatel-Lucent S.A. (a)(d)	12,410	26,863
Ericsson (L.M.) Telephone (d)	7,000	54,571
Nokia OYJ (d)	4,800	75,323
Total Communications Equipment		156,757

Computers & Peripherals - 1.09%
Dell, Inc. (a)	6,200	63,488
Diversified Financial Services - 1.81%
Bank of America Corp.	3,600	50,688
Citigroup, Inc.	8,200	55,022
Total Diversified Financial Services		105,710

Diversified Telecommunication Services - 5.76%
Deutsche Telekom AG (d)	4,800	72,438
France Telecom S.A. (d)	1,700	47,383
Nippon Telegraph & Telephone Corp. (d)	14	72,278
Telecom Italia SpA (d)	50,300	82,752
Verizon Communications, Inc.	1,800	61,020
Total Diversified Telecommunication Services		335,871

Electric Utilities - 0.52%
Korea Electric Power Corp. - ADR (a)	2,600	30,186
Food Products - 0.83%
Unilever Plc (d)	2,100	48,237
Health Care Equipment & Supplies - 0.76%
Boston Scientific Corp. (a)	5,710	44,195
Pharmaceuticals - 5.01%
AstraZeneca Plc (d)	1,300	53,184
Bristol-Myers Squibb Co.	2,700	62,775
GlaxoSmithKline Plc (d)	2,700	50,214
Pfizer, Inc.	3,500	61,985
Sanofi-Aventis S.A. (d)	1,000	63,963
Total Pharmaceuticals		292,121

Semiconductors & Semiconductor Equipment - 0.99%
Intel Corp.	3,920	57,467
Software - 0.97%
Microsoft Corp.	2,900	56,376
Specialty Retail - 1.03%
The Home Depot, Inc.	2,600	59,852
Wireless Telecommunication Services - 0.81%
SK Telecom Co., Ltd., - ADR (a)	2,600	47,268
TOTAL COMMON STOCKS (Cost $2,379,988)		$1,538,434

PREFERRED STOCKS - 0.07%
Diversified Financial Services - 0.07%
Preferred Blocker, Inc.
9.000% until 01/17/2009, 7.000% thereafter (a)(b)(d)	16	$4,000
TOTAL PREFERRED STOCKS (Cost $0)		$4,000

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 0.38%
Equipment - 0.38%
Airplanes Pass Through Trust
Series A-9, 1.970%, 03/15/2019	$100,000	$22,000
TOTAL ASSET BACKED SECURITIES (Cost $61,019)		$22,000

CORPORATE BONDS - 32.68%
Advertising - 0.46%
Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	60,000	$26,700
Automobile Parts & Equipment - 1.17%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	100,000	33,000
Lear Corp.
5.750%, 08/01/2014	55,000	20,350
Visteon Corp.
7.000%, 03/10/2014	100,000	15,000
Total Automobile Parts & Equipment		68,350

Banks & Thrifts - 1.43%
National City Corp.
4.900%, 01/15/2015	100,000	83,327
Building Materials - 0.98%
Masco Corp.
0.061%, 10/03/2016	30,000	20,591
USG Corp.
6.300%, 11/15/2016	60,000	36,750
Total Building Materials		57,341

Commercial Services - 0.04%
Quebecor World Capatial Corp.
6.125%, 11/15/2013 (c)	85,000	2,338
Computers - 0.31%
Unisys Corp.
12.500%, 01/15/2016	65,000	18,200
Diversified Financial Services - 9.69%
CIT Group, Inc.
6.100%, 03/15/2067	150,000	46,319
Citigroup, Inc.
6.875%, 03/05/2038	50,000	56,894
Countrywide Financial Corp.
5.800%, 06/07/2012	75,000	73,099
Fifth Third Bancorp
8.250%, 03/01/2038	35,000	28,916
Ford Motor Credit Co.
7.250%, 10/25/2011	100,000	73,051
GMAC LLC
6.880%, 09/15/2011 (b)(d)	79,000	64,722

International Lease Finance Corp.
6.625%, 11/15/2013	45,000	30,320
JP Morgan Chase & Co.
7.900%, 10/30/2049	50,000	41,592
Keycorp
6.500%, 05/14/2013	65,000	59,923
Regions Financing Trust II
6.625%, 05/01/2077	40,000	21,775
SLM Corp.
5.000%, 10/01/2013	95,000	67,974
Total Diversified Financial Services		564,585

Electric Utilities - 2.47%
Commonwealth Edison Co.
5.900%, 03/15/2036	55,000	45,739
Nisource Finance Corp.
5.250%, 09/15/2017	100,000	60,618
Oncor Electric Delivery Co.
6.375%, 01/15/2015	35,000	33,525
Public Service Co. of New Mexico
7.950%, 05/15/2018	5,000	4,069
Total Electric Utilities		143,951

Electronics - 1.27%
Celestica, Inc.
7.625%, 07/01/2013	90,000	73,800
Food - 1.27%
Tyson Foods, Inc.
7.850%, 04/01/2016	100,000	74,000
Health Care Services - 3.11%
Tenet Healthcare Corp.
9.875%, 07/01/2014	225,000	181,125
Homebuilders - 2.54%
K Hovnanian Enterprises, Inc.
7.500%, 05/15/2016	65,000	16,250
Pulte Homes, Inc.
5.200%, 02/15/2015	130,000	88,400
Toll Brothers Finance Corp.
5.150%, 05/15/2015	60,000	43,106
Total Homebuilders		147,756

Media - 3.03%
Comcast Corp.
5.850%, 11/15/2015	55,000	52,024
Historic TW, Inc.
9.125%, 01/15/2013	20,000	19,820
Knight-Ridder, Inc.
5.750%, 09/01/2017	140,000	22,400
Viacom, Inc.
6.250%, 04/30/2016	85,000	70,456
6.875%, 04/30/2036	15,000	11,854
Total Media		176,554

Paper & Forest Products - 1.40%
Abitibi-Consolidated Co. of Canada
6.000%, 06/20/2013	110,000	8,800
Catalyst Paper Corp.
8.625%, 06/15/2011	165,000	72,600
Total Paper & Forest Products		81,400

Pharmaceuticals - 1.48%
Wyeth
5.500%, 02/01/2014		85,000	86,342
Telecommuincations - 1.51%
Sprint Nextel Corp.
6.000%, 12/01/2016		125,000	88,125
Transportation - 0.52%
Continental Airlines
Series 2007-1, 5.983%, 04/19/2022		45,000	30,150
TOTAL CORPORATE BONDS (Cost $2,767,882)			$1,904,044

SHORT-TERM INVESTMENTS - 8.70%
Discount Notes - 5.15%
Federal National Mortgage Association Discount Note
0.04%, 04/01/2009		150,000	$149,985
Federal Home Loan Bank Discount Note
0.04%, 03/12/2009		150,000	149,988
Total Discount Notes			299,973
Repurchase Agreements - 3.55%
State Street Bank & Trust Repurchase Agreement, (Dated 12/31/2008),
due 01/02/2009, 0.01%, [Collateralized by $210,000 United States Treasury Bill,
02/05/2009, (Market Value $209,994)] (proceeds $206,863)		206,863	206,863
TOTAL SHORT-TERM INVESTMENTS (Cost $506,836)			$506,836

Total Investments (Cost $7,469,302) - 95.63%			5,571,832
Other Assets in Excess of Liabilities - 4.37%			254,563
TOTAL NET ASSETS - 100.00%			$5,826,395

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt.
(a) Non Income Producing.
(b)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act or pursuant to another exemption from registration.)  The market values of these securities total  $68,722, which represents 1.18% of total net assets.

(c) In default.
(d)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees.  These securities represent $904,040 or 15.52% of the Fund's net assets.

The accompanying notes are an integral part of these Schedules of Investments.

Schedule of Investments
December 31, 2008 (Unaudited)
Brandes Separately Managed Account Reserve Trust

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 1.57%
Federal Home Loan Mortgage - 0.74%
Federal Home Loan Mortgage Corp.
Pool #84-7645, 5.663%, 12/01/2036	$245,527	$248,577
Pool #1Q-0339, 6.190%, 04/01/2037	655,163	668,298
Total Federal Home Loan Mortgage		916,875

Federal National Mortgage Association - 0.49%
Federal National Mortgage Association
Pool #852435, 5.564%, 02/01/2036	601,047	615,375
Small Business Administration - 0.34%
Small Business Administration Participation Certificates
5.870%, 05/01/2026	404,204	425,973
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $1,930,302)		$1,958,223

OTHER MORTGAGE RELATED SECURITIES - 18.45%
Commercial Mortgages - 8.46%
Banc of America Alternative Loan Trust
Series 2007-2, 5.750%, 06/25/2037	3,859,279	$2,399,611
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 5.342%, 03/20/2036	2,013,683	1,023,410
First Horizon Alternative Mortgage Securities
Series 6.00000, 6.000%, 01/25/2035	2,720,893	1,848,507
Indymac Index Mortgage Loan Trust
Series 2007-AR7, 5.807%, 06/25/2037	2,330,708	999,047
JP Morgan Chase Commercial Mortgage Securities
Series 2006-CIBC17, 5.429%, 12/12/2043	3,055,000	2,318,790
Wells Fargo Alternative Loan Trust
Series 2007-PA5, 6.000%, 11/25/2022	2,434,857	1,795,707
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 6.131%, 10/25/2036	227,613	180,311
Total Commercial Mortgages		10,565,383

Sub-Prime Mortgages - 9.99%
Argent Securities, Inc.
Series 2004-W11, 1.671%, 11/25/2034	1,765,000	897,293
Countrywide Asset-Backed Certificates
Series 2004-10, 1.521%, 12/25/2034	3,367,568	2,518,877
Series 2004-13, 1.321%, 04/25/2035	1,810,000	883,424
First Franklin Mortgage Loan Asset Backed Certificates
Series 2004-FF8, 1.421%, 10/25/2034	2,345,000	1,597,601
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.641%, 04/25/2036	4,260,000	2,843,183
Park Place Securities, Inc.
Series 2004-WWF1, 3.871%, 12/25/2034	1,641,444	44,455
Structured Asset Investment Loan Trust
Series A3, 0.851%, 07/25/2035	4,654,000	3,698,024
Total Sub-Prime Mortgages		12,482,857

TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $33,351,785)		$23,048,240

US GOVERNMENTS - 5.76%
Soverign - 5.76%
United States Treasury Notes
4.000%, 03/15/2010	6,000,000	$6,270,936
4.250%, 08/15/2014	800,000	919,500
Total Soverign		7,190,436

TOTAL US GOVERNMENTS (Cost $7,129,191)		$7,190,436

	Shares
COMMON STOCKS - 0.38%
Paper & Forest Products - 0.38%
Tembec, Inc. (a)	313,312	$243,645
Tembec, Inc. (a)(b)	299,387	232,816
TOTAL COMMON STOCKS (Cost $7,095,182)		$476,461

PREFERRED STOCKS - 0.27%
Diversified Financial Services - 0.27%
Preferred Blocker, Inc.
9.000% until 01/17/2009, 7.000% thereafter (a)(b)(d)	1,363	$340,750
TOTAL PREFERRED STOCKS (Cost $0)		$340,750

	Principal
	Amount
ASSET BACKED SECURITIES - 2.15%
Equipment - 2.15%
Airplanes Pass Through Trust
Series A-8, 1.798%, 03/15/2019	$752,261	$564,196
Series A-9, 1.970%, 03/15/2019	2,965,000	652,300
DVI Receivables Corp.
Series 03-1A3, 2.009%, 03/12/2011 (d)	2,743,885	548,777
Lease Investment Flight Trust
Series A-1, 1.813%, 07/15/2031 (d)	3,285,000	919,800
Total Equipment		2,685,073

TOTAL ASSET BACKED SECURITIES (Cost $7,426,785)		$2,685,073

CORPORATE BONDS - 65.50%
Advertising - 1.90%
Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	5,320,000	$2,367,400
Automobile Parts & Equipment - 1.08%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	2,465,000	813,450
Lear Corp.
5.750%, 08/01/2014	300,000	111,000
Visteon Corp.
7.000%, 03/10/2014	2,845,000	426,750
Total Automobile Parts & Equipment		1,351,200

Banks & Thrifts - 4.10%
National City Corp.
4.900%, 01/15/2015	6,150,000	5,124,635
Building Materials - 3.68%
Masco Corp.
0.061%, 10/03/2016	2,005,000	1,376,134
Mohawk Industries, Inc.
6.125%, 01/15/2016	2,120,000	1,605,928

USG Corp.
6.300%, 11/15/2016	2,635,000	1,613,937
Total Building Materials		4,595,999

Commercial Services - 0.21%
Quebecor World Capatial Corp.
6.125%, 11/15/2013 (c)	9,700,000	266,750
Computers - 1.19%
Unisys Corp.
12.500%, 01/15/2016	5,320,000	1,489,600
Diversified Financial Services - 21.11%
American General Finance Corp.
5.900%, 09/15/2012	2,425,000	1,042,008
CIT Group, Inc.
7.625%, 11/30/2012	2,940,000	2,481,857
6.100%, 03/15/2067	2,035,000	628,394
Countrywide Financial Corp.
5.800%, 06/07/2012	6,265,000	6,106,201
Ford Motor Credit Co.
7.250%, 10/25/2011	3,945,000	2,881,858
GMAC LLC
6.880%, 09/15/2011 (b)(d)	3,957,000	3,241,812
7.500%, 12/31/2013 (b)(d)	1,029,000	730,590
6.750%, 12/01/2014 (b)(d)	2,096,000	1,439,994
8.000%, 12/31/2018 (b)(d)	1,235,000	605,150
International Lease Finance Corp.
6.625%, 11/15/2013	2,800,000	1,886,606
Keycorp
6.500%, 05/14/2013	1,760,000	1,622,521
Regions Bank/Birmingham AL
7.500%, 05/15/2018	620,000	532,848
SLM Corp.
5.000%, 10/01/2013	4,420,000	3,162,598
Total Diversified Financial Services		26,362,437

Electric Utilities - 2.54%
Commonwealth Edison Co.
5.950%, 08/15/2016	1,355,000	1,264,485
FirstEnergy Corp.
6.450%, 11/15/2011	240,000	226,861
Nisource Finance Corp.
5.250%, 09/15/2017	2,050,000	1,242,661
Xcel Energy, Inc.
7.000%, 12/01/2010	425,000	438,164
Total Electric Utilities		3,172,171

Electronics - 2.68%
Celestica, Inc.
7.625%, 07/01/2013	3,550,000	2,911,000
Sanmina-SCI Corp.
8.125%, 03/01/2016	1,120,000	436,800
Total Electronics		3,347,800

Food - 3.44%
Chiquita Brands International, Inc.
7.500%, 11/01/2014	1,290,000	877,200
Tyson Foods, Inc.
7.850%, 04/01/2016	4,615,000	3,415,100
Total Food		4,292,300

Health Care Services - 4.12%
Tenet Healthcare Corp.
9.875%, 07/01/2014	6,385,000	5,139,925
Homebuilders - 8.54%
Centex Corp.
6.500%, 05/01/2016	2,695,000	1,711,325
K Hovnanian Enterprises, Inc.
7.500%, 05/15/2016	4,520,000	1,130,000
Lennar Corp.
5.600%, 05/31/2015	4,275,000	2,607,750
Pulte Homes, Inc.
5.200%, 02/15/2015	3,205,000	2,179,400
Toll Brothers Finance Corp.
5.150%, 05/15/2015	4,235,000	3,042,585
Total Homebuilders		10,671,060

Insurance - 0.09%
Unum Group
7.625%, 03/01/2011	120,000	118,305
Leisure Time - 0.19%
Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	425,000	242,250
Media - 4.25%
Comcast Corp.
5.850%, 11/15/2015	1,235,000	1,168,180
Historic TW, Inc.
9.125%, 01/15/2013	450,000	445,953
Knight-Ridder, Inc.
5.750%, 09/01/2017	5,655,000	904,800
9.875%, 04/15/2009	18,000	14,400
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	1,075,000	905,130
Viacom, Inc.
6.250%, 04/30/2016	2,250,000	1,865,009
Total Media		5,303,472

Miscellaneous Manufacturing - 0.26%
Bombardier, Inc.
6.300%, 05/01/2014	400,000	328,000
Paper & Forest Products - 3.22%
Abitibi-Consolidated Co. of Canada
6.000%, 06/20/2013	3,950,000	316,000
Catalyst Paper Corp.
8.625%, 06/15/2011	4,950,000	2,178,000
Norske Skogindustrier ASA
7.000%, 06/26/2017	695,000	396,094
Tembec Industries, Inc.
10.080%, 02/12/2012	2,088,750	1,133,147
Total Paper & Forest Products		4,023,241

Semiconductors - 0.01%
MagnaChip Semiconductor S.A.
8.000%, 12/15/2014 (c)	1,340,000	6,700

Telecommuincations - 2.89%
Citizens Communications Co.
9.250%, 05/15/2011	525,000	498,750
Nextel Communications, Inc.
5.950%, 03/15/2014	1,180,000	495,600
Sprint Nextel Corp.
6.000%, 12/01/2016	2,225,000	1,568,625
Verizon New York, Inc.
6.875%, 04/01/2012	1,050,000	1,044,698
Total Telecommuincations		3,607,673

TOTAL CORPORATE BONDS (Cost $132,141,064)		$81,810,918

SHORT-TERM INVESTMENTS - 5.64%
Repurchase Agreements - 5.64%
State Street Bank & Trust Repurchase Agreement, (Dated 12/31/2008),
due 01/02/2009, 0.01%, [Collateralized by $7,045,000 United States Treasury Bill,
02/05/2009, (Market Value $7,044,810)] (proceeds $7,043,444)	7,043,440	$7,043,440
TOTAL SHORT-TERM INVESTMENTS (Cost $7,043,440)		$7,043,440

Total Investments (Cost $196,117,749) - 99.72%		$124,553,541
Other Assets in Excess of Liabilities - 0.28%		343,806
TOTAL NET ASSETS - 100.00%		$124,897,347

Percentages are stated as a percent of net assets.

(a) Non Income Producing.
(b)
Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act") or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers" (as defined in the Act or pursuant to another exemption from registration.)  The market values of these securities total  $6,591,112, which represents 5.28% of total net assets.

(c) In default.
(d)
The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees.  These securities represent $7,826,873 or 6.27% of the Fund's net assets.

The accompanying notes are an integral part of these Schedules of Investments.

Brandes Investment Trust
Notes to Schedule of Investments
December 31, 2008 (Unaudited)

1)	Federal Tax Information

The cost basis of investments for federal income tax purposes at December 31, 2008 for the Brandes Institutional Global Equity Fund, ("Global Fund"), Brandes Institutional International Equity Fund ("International Fund"),  Brandes Institutional Core Plus Fixed Income Fund ("Core Plus Fund"), Brandes Institutional Enhanced Income Fund ("Enhanced Fund") and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds"), were as follows*:

		Global Fund	International Fund	Core Plus Fund	Enhanced Fund	SMART Fund
	Cost of Investments	$ 27,602,057	$ 913,946,981	$ 9,042,466	$ 7,469,302	$ 196,117,749
	Gross unrealized appreciation	$ 1,285,487	$ 38,730,954	$ 254,360	$ 100,973	$ 4,060,442
	Gross unrealized depreciation	(3,393,914)	(340,152,622)	(1,092,277)	(1,998,443)	(75,624,650)
	Net unrealized appreciation	$ (2,108,427)	$ (301,421,668)	$ (837,917)	$ (1,897,470)	$ (71,564,208)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

2)	Significant Accounting Policies

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), effective with the beginning of the Funds' fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The following is a summary of the inputs used, as of December 31, 2008, involving the Funds' assets carried at value.  The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

	Description	Level 1	Level 2	Level 3	Total

	Investments in Securities
	Global Fund	$ 12,441,733	$ 13,051,897	$ -	$ 25,493,630
	International Fund	70,526,385	541,998,928	-	612,525,313
	Core Plus Fund	-	8,114,918	89,631	8,204,549
	Enhanced Fund	703,116	4,799,994	68,722	5,571,832
	SMART Fund	243,645	116,483,023	7,826,873	124,553,541

	Below is a reconciliation that details the activity of securities in Level 3 since the adoption of the pronouncement on October 1, 2008 to December 31, 2008:
		Core Plus Fund	Enhanced Fund	SMART Fund
	Beginning Balance - October 1, 2008	$ 8,693	$ -	$ 2,194,040
	Net purchases/(sales)	181,563	109,418	13,927,763
	Transfers in/(out) of level 3	-	-	-
	Total realized and unrealized gains/(losses)	(101,799)	(40,696)	(8,388,863)
	Accrued accretion/(amortization)	1,174	-	93,933
	Ending Balance - December 31, 2008	$ 89,631	$ 68,722	$ 7,826,873

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)        /s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date            2/25/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Debra McGinty-Poteet
Debra McGinty-Poteet, President

Date            2/25/09

By (Signature and Title)*      /s/ Gary Iwamura
Gary Iwamura, Treasurer

Date            2/25/09

* Print the name and title of each signing officer under his or her signature.